INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2018
Revenues and Long-Lived Assets by Geographical Area
The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2018	2017	2016
Revenues:
United States	$4,126,639	$3,919,684	$3,813,204
Canada	291,685	269,603	267,220
Mexico	128,329	152,668	140,278
Total revenues	$4,546,653	$4,341,955	$4,220,702

December 31,	2018	2017
Long-Lived Assets:
United States	$550,939	$540,136
Canada	162,648	163,944
Mexico	5,640	5,400
Total long-lived assets	$719,227	$709,480